SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Trades payable	$ 38,824	$ 40,241	$ 105,931
VAT, income and dividend taxes payable	52,699	43,703
Due to related parties	72,725	37,094	1,322
Salaries payable	65,617	70,417	73,345
Trade payables and accrued liabilities	$ 229,865	$ 191,455	$ 180,598